Concentration of Credit Risk - Additional Information (Details) $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Amount recoverable from reinsurers		$ 4,281.9	$ 4,172.0
Concentration risk		0.619	0.559
Reinsurance Recoverable, Allowance for Credit Loss		$ 16.2	$ 27.5	$ 3.7
Premiums Receivable, Net	[1]	1,700.8	1,617.0
Due for settlement		257.7
Premium Receivable, Allowance for Credit Loss		$ 22.9	$ 24.6
Allowable holdings of a single issue or issuer, percentage		2.00%
Maximum
Concentration Risk [Line Items]
Gross written premiums, percentage		17.20%	15.40%
Minimum
Concentration Risk [Line Items]
Gross written premiums, percentage		7.60%	8.80%
Median
Concentration Risk [Line Items]
Gross written premiums, percentage		15.10%	11.50%
A- rating or higher
Concentration Risk [Line Items]
Concentration risk		0.373	0.440
A- rating or lower
Concentration Risk [Line Items]
Concentration risk		0.008	0.001

[1]	Included within underwriting premiums receivables, reserve for losses and loss adjustment expenses and unearned premiums are related party balances of $1.6 million, $3.7 million and $1.2 million, respectively. Refer to Note 20, “Related Party Transactions” for further details.